Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Schedule of estimated useful life of property and equipment

Category	Estimated useful life
Machinery and electronic equipment	3 – 10 years
Transportation vehicles	4 years
Office and other equipment	5 years
Leasehold improvement	Shorter of the lease term and the estimated useful lives of the assets